Distribution Date:	08/17/26	CSAIL 2017-C8 Commercial Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		nader.attalla@ubs.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Exchangeable Certificate Factor Detail	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Additional Information	8	Special Servicer	LNR Partners,LLC
Bond / Collateral Reconciliation - Cash Flows	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	16-17	Representations Reviewer
Mortgage Loan Detail (Part 2)	18-19		David Rodgers	(212) 230-9090
Principal Prepayment Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12595BAA9	1.930150%	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12595BAB7	2.985510%	163,585,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12595BAE1	3.185740%	30,449,000.00	4,581,212.09	519,203.52	12,162.13	0.00	0.00	531,365.65	4,062,008.57	40.51%	30.00%
A-3	12595BAC5	3.126580%	142,336,000.00	128,555,281.06	0.00	334,948.64	0.00	0.00	334,948.64	128,555,281.06	40.51%	30.00%
A-4	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00	40.51%	30.00%
A-S	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00	26.05%	19.63%
B	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00	18.38%	14.13%
C	12595BAJ0	4.396356%	33,457,000.00	33,457,000.00	0.00	122,574.07	0.00	0.00	122,574.07	33,457,000.00	12.63%	10.00%
D	12595BAK7	4.546356%	32,442,000.00	32,442,000.00	0.00	122,910.74	0.00	0.00	122,910.74	32,442,000.00	7.05%	6.00%
E	12595BAM3	4.546356%	18,248,000.00	18,248,000.00	0.00	69,134.92	0.00	0.00	69,134.92	18,248,000.00	3.92%	3.75%
F	12595BAP6	4.546356%	7,097,000.00	7,097,000.00	0.00	34,877.58	0.00	0.00	34,877.58	7,097,000.00	2.70%	2.88%
NR	12595BAR2	4.546356%	23,318,563.00	15,686,001.12	0.00	0.00	0.00	0.00	0.00	15,686,001.12	0.00%	0.00%
Z	12595BAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12595BAV3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
85BD-A	12595BAX9	3.799515%	7,000,000.00	7,000,000.00	0.00	22,163.84	0.00	0.00	22,163.84	7,000,000.00	90.28%	90.28%
85BD-B	12595BBB6	3.799515%	33,000,000.00	33,000,000.00	0.00	104,486.66	0.00	0.00	104,486.66	33,000,000.00	44.44%	44.44%
85BD-C	12595BBD2	3.799515%	32,000,000.00	32,000,000.00	0.00	81,945.40	0.00	0.00	81,945.40	32,000,000.00	0.00%	0.00%
Regular SubTotal			883,055,563.00	654,326,494.27	519,203.52	1,907,847.17	0.00	0.00	2,427,050.69	653,807,290.75

X-A	12595BAF8	1.192169%	651,885,000.00	430,788,493.15	0.00	427,977.14	0.00	0.00	427,977.14	430,269,289.63
X-B	12595BAG6	0.423531%	78,065,000.00	78,065,000.00	0.00	27,552.48	0.00	0.00	27,552.48	78,065,000.00
Notional SubTotal			729,950,000.00	508,853,493.15	0.00	455,529.62	0.00	0.00	455,529.62	508,334,289.63

Deal Distribution Total					519,203.52	2,363,376.79	0.00	0.00	2,882,580.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12595BAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12595BAB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12595BAE1	150.45525600	17.05157871	0.39942625	0.00000000	0.00000000	0.00000000	0.00000000	17.45100496	133.40367730
A-3	12595BAC5	903.18177453	0.00000000	2.35322504	0.00000000	0.00000000	0.00000000	0.00000000	2.35322504	903.18177453
A-4	12595BAD3	1,000.00000000	0.00000000	2.82662500	0.00000000	0.00000000	0.00000000	0.00000000	2.82662500	1,000.00000000
A-S	12595BBF7	1,000.00000000	0.00000000	3.01272499	0.00000000	0.00000000	0.00000000	0.00000000	3.01272499	1,000.00000000
B	12595BAH4	1,000.00000000	0.00000000	3.26472494	0.00000000	0.00000000	0.00000000	0.00000000	3.26472494	1,000.00000000
C	12595BAJ0	1,000.00000000	0.00000000	3.66363003	0.00000000	0.00000000	0.00000000	0.00000000	3.66363003	1,000.00000000
D	12595BAK7	1,000.00000000	0.00000000	3.78863017	0.00000000	0.00000000	0.00000000	0.00000000	3.78863017	1,000.00000000
E	12595BAM3	1,000.00000000	0.00000000	3.78862999	0.00000000	0.00000000	0.00000000	0.00000000	3.78862999	1,000.00000000
F	12595BAP6	1,000.00000000	0.00000000	4.91441172	(1.12578132)	6.58730027	0.00000000	0.00000000	4.91441172	1,000.00000000
NR	12595BAR2	672.68300881	0.00000000	0.00000000	2.54854727	73.21023941	0.00000000	0.00000000	0.00000000	672.68300881
Z	12595BAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12595BAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
85BD-A	12595BAX9	1,000.00000000	0.00000000	3.16626286	0.00000000	0.00000000	0.00000000	0.00000000	3.16626286	1,000.00000000
85BD-B	12595BBB6	1,000.00000000	0.00000000	3.16626242	0.00000000	0.00000000	0.00000000	0.00000000	3.16626242	1,000.00000000
85BD-C	12595BBD2	1,000.00000000	0.00000000	2.56079375	0.60546875	13.69390656	0.00000000	0.00000000	2.56079375	1,000.00000000

Notional Certificates
X-A	12595BAF8	660.83510612	0.00000000	0.65652245	0.00000000	0.00000000	0.00000000	0.00000000	0.65652245	660.03864122
X-B	12595BAG6	1,000.00000000	0.00000000	0.35294280	0.00000000	0.00000000	0.00000000	0.00000000	0.35294280	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	12,162.13	0.00	12,162.13	0.00	0.00	0.00	12,162.13	0.00
A-3	07/01/26 - 07/30/26	30	0.00	334,948.64	0.00	334,948.64	0.00	0.00	0.00	334,948.64	0.00
A-4	07/01/26 - 07/30/26	30	0.00	603,498.57	0.00	603,498.57	0.00	0.00	0.00	603,498.57	0.00
X-A	07/01/26 - 07/30/26	30	0.00	427,977.14	0.00	427,977.14	0.00	0.00	0.00	427,977.14	0.00
X-B	07/01/26 - 07/30/26	30	0.00	27,552.48	0.00	27,552.48	0.00	0.00	0.00	27,552.48	0.00
A-S	07/01/26 - 07/30/26	30	0.00	253,511.77	0.00	253,511.77	0.00	0.00	0.00	253,511.77	0.00
B	07/01/26 - 07/30/26	30	0.00	145,632.85	0.00	145,632.85	0.00	0.00	0.00	145,632.85	0.00
C	07/01/26 - 07/30/26	30	0.00	122,574.07	0.00	122,574.07	0.00	0.00	0.00	122,574.07	0.00
D	07/01/26 - 07/30/26	30	0.00	122,910.74	0.00	122,910.74	0.00	0.00	0.00	122,910.74	0.00
E	07/01/26 - 07/30/26	30	0.00	69,134.92	0.00	69,134.92	0.00	0.00	0.00	69,134.92	0.00
F	07/01/26 - 07/30/26	30	54,533.13	26,887.91	0.00	26,887.91	(7,989.67)	0.00	0.00	34,877.58	46,750.07
NR	07/01/26 - 07/30/26	30	1,641,510.05	59,428.46	0.00	59,428.46	59,428.46	0.00	0.00	0.00	1,707,157.58
85BD-A	07/01/26 - 07/30/26	30	0.00	22,163.84	0.00	22,163.84	0.00	0.00	0.00	22,163.84	0.00
85BD-B	07/01/26 - 07/30/26	30	0.00	104,486.66	0.00	104,486.66	0.00	0.00	0.00	104,486.66	0.00
85BD-C	07/01/26 - 07/30/26	30	418,830.01	101,320.40	0.00	101,320.40	19,375.00	0.00	0.00	81,945.40	438,205.01
Totals			2,114,873.19	2,434,190.58	0.00	2,434,190.58	70,813.79	0.00	0.00	2,363,376.79	2,192,112.66

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12595BAA9	N/A	17,863,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12595BAB7	N/A	163,585,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12595BAE1	3.185740%	30,449,000.00	4,581,212.09	519,203.52	12,162.13	0.00	0.00	531,365.65	4,062,008.57
A-SB (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Cert)	12595BAC5	3.126580%	142,336,000.00	128,555,281.06	0.00	334,948.64	0.00	0.00	334,948.64	128,555,281.06
A-3 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4 (Cert)	12595BAD3	3.391950%	213,505,000.00	213,505,000.00	0.00	603,498.57	0.00	0.00	603,498.57	213,505,000.00
A-4 (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A (Cert)	12595BAF8	1.192169%	651,885,000.00	430,788,493.15	0.00	427,977.14	0.00	0.00	427,977.14	430,269,289.63
X-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B (Cert)	12595BAG6	0.423531%	78,065,000.00	78,065,000.00	0.00	27,552.48	0.00	0.00	27,552.48	78,065,000.00
X-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Cert)	12595BBF7	3.615270%	84,147,000.00	84,147,000.00	0.00	253,511.77	0.00	0.00	253,511.77	84,147,000.00
A-S (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12595BAH4	3.917670%	44,608,000.00	44,608,000.00	0.00	145,632.85	0.00	0.00	145,632.85	44,608,000.00
B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12595BAJ0	4.396356%	33,457,000.00	33,457,000.00	0.00	122,574.07	0.00	0.00	122,574.07	33,457,000.00
C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D (Cert)	12595BAK7	4.546356%	32,442,000.00	32,442,000.00	0.00	122,910.74	0.00	0.00	122,910.74	32,442,000.00
D (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (Cert)	12595BAM3	4.546356%	18,248,000.00	18,248,000.00	0.00	69,134.92	0.00	0.00	69,134.92	18,248,000.00
E (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12595BAP6	4.546356%	7,097,000.00	7,097,000.00	0.00	34,877.58	0.00	0.00	34,877.58	7,097,000.00
F (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
NR (Cert)	12595BAR2	4.546356%	23,318,563.00	15,686,001.12	0.00	0.00	0.00	0.00	0.00	15,686,001.12
NR (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-A (Cert)	12595BAX9	3.799515%	7,000,000.00	7,000,000.00	0.00	22,163.84	0.00	0.00	22,163.84	7,000,000.00
85BD-A (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-B (Cert)	12595BBB6	3.799515%	33,000,000.00	33,000,000.00	0.00	104,486.66	0.00	0.00	104,486.66	33,000,000.00
85BD-B (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
85BD-C (Cert)	12595BBD2	3.799515%	32,000,000.00	32,000,000.00	0.00	81,945.40	0.00	0.00	81,945.40	32,000,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
85BD-C (Exch)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,613,005,563.00	1,163,179,987.42	519,203.52	2,363,376.79	0.00	0.00	2,882,580.31	1,162,141,580.38
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A	12595BBQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	12595BBR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	12595BBS9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	12595BBU4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85A	12595BBG5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85B	12595BBJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-85C	12595BBL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12595BBW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2-85	12595BBN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12595BBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	12595BBR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	12595BBS9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	12595BBU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85A	12595BBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85B	12595BBJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-85C	12595BBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	12595BBW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2-85	12595BBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,882,580.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,438,346.50	Master Servicing Fee	2,871.90
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,393.61
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.13
ARD Interest	0.00	Operating Advisor Fee	1,309.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	245.13
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Interest Reserve Withdrawal (Non-Pooled)	0.00	Total Fees	9,391.23
Total Interest Collected	2,438,346.50

Principal		Expenses/Reimbursements
Scheduled Principal	519,203.52	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	30,381.88
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	34,082.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	919.26
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	195.00
Total Principal Collected	519,203.52	Total Expenses/Reimbursements	65,578.47

		Interest Reserve Deposit	0.00
		Interest Reserve Deposit (Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,363,376.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	519,203.52
		Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,882,580.31
Total Funds Collected	2,957,550.02	Total Funds Distributed	2,957,550.01

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	85 Broad Street (non-	Total		Total
		pool)		Beginning Certificate Balance	654,326,494.27
Beginning Scheduled Collateral Balance	580,944,644.61	72,000,000.00	652,944,644.61	(-) Principal Distributions	519,203.52
(-) Scheduled Principal Collections	519,203.52	0.00	519,203.52	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
				Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	580,425,441.09	72,000,000.00	652,425,441.09	Ending Certificate Balance	653,807,290.75
Beginning Actual Collateral Balance	581,074,376.16	72,000,000.00	653,074,376.16
Ending Actual Collateral Balance	580,639,233.47	72,000,000.00	652,639,233.47

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	1,381,849.66
Beginning Cumulative Advances	0.00		1,381,849.66	UC / (OC) Change	0.00
Current Period Advances	0.00		0.00	Ending UC / (OC)	1,381,849.66
Ending Cumulative Advances	0.00		1,381,849.66	Net WAC Rate	4.55%
				UC / (OC) Interest	5,235.32
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP	Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP
9,999,999 or less	4	24,159,882.70	4.16%	8	4.9653	2.168778	Unknown	2	34,504,119.20	5.94%	10	3.9495	NAP
10,000,000 to 14,999,999	5	65,699,258.39	11.32%	9	4.7830	1.212382	1.4999 or less	6	137,461,575.76	23.68%	8	5.0233	1.051887
15,000,000 to 19,999,999	3	48,118,857.10	8.29%	10	5.1031	1.638049	1.5000 to 1.7499	4	48,762,832.70	8.40%	9	4.8405	1.567358
20,000,000 to 34,999,999	6	166,370,192.00	28.66%	7	4.4441	1.940405	1.7500 to 1.9999	6	219,590,351.08	37.83%	9	3.9083	1.897575
35,000,000 to 49,999,999	1	36,505,149.09	6.29%	7	4.9800	0.750300	2.0000 to 2.9999	2	25,534,460.54	4.40%	9	4.5154	2.353050
50,000,000 or greater	2	150,000,000.00	25.84%	10	3.5495	1.919547	3.0000 or greater	1	25,000,000.00	4.31%	6	3.8800	6.048900
Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873	Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	89,572,101.81	15.43%	8	4.7981	NAP
							Defeased	11	89,572,101.81	15.43%	8	4.7981	NAP
California	1	31,750,000.00	5.47%	10	4.4500	0.997800
							Industrial	1	17,244,958.20	2.97%	10	5.9000	0.952100
Connecticut	1	11,850,982.02	2.04%	9	4.7800	1.657200
							Lodging	1	36,505,149.09	6.29%	7	4.9800	0.750300
Georgia	4	22,449,645.95	3.87%	8	5.2120	2.017101
							Mixed Use	2	33,748,468.15	5.81%	4	4.6100	1.756400
Indiana	2	2,009,505.87	0.35%	10	5.0100	1.968700
							Multi-Family	18	60,832,790.63	10.48%	10	4.6723	1.572712
Kansas	1	28,486,428.52	4.91%	9	4.8000	1.518500
							Office	9	241,519,974.87	41.61%	9	3.9422	1.766872
Kentucky	2	1,843,800.54	0.32%	10	5.0100	1.968700
							Other	1	25,000,000.00	4.31%	6	3.8800	6.048900
Louisiana	2	8,425,422.16	1.45%	8	5.0626	1.606177
							Retail	7	76,001,998.33	13.09%	9	4.7481	1.713556
Michigan	2	2,551,335.99	0.44%	10	5.0100	1.968700
							Totals	50	580,425,441.09	100.00%	9	4.4159	1.859873
Missouri	1	2,816,755.32	0.49%	8	5.0500	1.917400

New Jersey	1	13,792,452.18	2.38%	9	4.3430	1.927500

New York	7	245,473,999.99	42.29%	9	3.7715	2.329841

Ohio	11	33,511,420.35	5.77%	8	5.1203	1.481823

Oregon	1	36,505,149.09	6.29%	7	4.9800	0.750300

Pennsylvania	1	29,008,238.40	5.00%	9	4.6900	1.295200

Virginia	1	17,244,958.20	2.97%	10	5.9000	0.952100

Wyoming	1	3,133,244.68	0.54%	8	5.0500	1.917400

Totals	50	580,425,441.09	100.00%	9	4.4159	1.859873

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP	Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP
	3.9999% or less	4	195,000,000.00	33.60%	9	3.5778	2.252074	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	3	61,292,452.18	10.56%	10	4.3925	1.482936	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	154,533,689.76	26.62%	7	4.7787	1.321905	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	4	51,734,653.35	8.91%	8	5.1140	1.616535	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% or greater	2	28,292,543.99	4.87%	9	5.7750	1.097865	49 months or greater	21	490,853,339.28	84.57%	9	4.3462	1.729678
	Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873	Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP	Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP
	60 months or less	21	490,853,339.28	84.57%	9	4.3462	1.729678	Interest Only	8	283,174,000.00	48.79%	9	3.8744	2.033591
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	13	207,679,339.28	35.78%	8	4.9895	1.315289
	Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873	301 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	89,572,101.81	15.43%	8	4.7981	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	18	424,599,220.08	73.15%	8	4.3707	1.924964
	13 months to 24 months	1	31,750,000.00	5.47%	10	4.4500	0.997800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Unknown	2	34,504,119.20	5.94%	10	3.9495	NAP
	Totals	29	580,425,441.09	100.00%	9	4.4159	1.859873
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	308011001	OF	New York	NY	Actual/360	3.413%	205,699.72	0.00	0.00	N/A	06/05/27	--	70,000,000.00	70,000,000.00	08/05/26
1A	308011101				Actual/360	3.413%	58,771.35	0.00	0.00	N/A	06/05/27	--	20,000,000.00	20,000,000.00	08/05/26
2	307771005	OF	New York	NY	Actual/360	3.669%	252,780.89	0.00	0.00	N/A	06/01/27	--	80,000,000.00	80,000,000.00	08/01/26
5	308011005	LO	Portland	OR	Actual/360	4.980%	156,815.47	62,780.53	0.00	N/A	03/06/27	--	36,567,929.62	36,505,149.09	05/06/26
7	307591122	Various New York		NY	Actual/360	4.610%	137,844.63	0.00	0.00	N/A	12/05/26	--	34,724,000.00	34,724,000.00	08/05/26
8	307331011	OF	Allentown	PA	Actual/360	4.690%	58,695.12	29,371.16	0.00	N/A	05/06/27	--	14,533,490.36	14,504,119.20	08/06/26
8A	307331012				Actual/360	4.690%	58,695.12	29,371.16	0.00	N/A	05/06/27	--	14,533,490.36	14,504,119.20	08/06/26
9	307331009	RT	Olathe	KS	Actual/360	4.800%	117,961.13	52,555.11	0.00	N/A	05/06/27	--	28,538,983.63	28,486,428.52	08/06/26
10	333100013	MF	Los Angeles	CA	Actual/360	4.450%	121,664.24	0.00	0.00	N/A	06/05/27	--	31,750,000.00	31,750,000.00	11/05/25
11	307331001	OF	Dublin	OH	Actual/360	5.150%	117,326.10	46,481.77	0.00	N/A	03/06/27	--	26,456,245.25	26,409,763.48	08/06/26
12	308011012	98	New York	NY	Actual/360	3.880%	83,527.78	0.00	0.00	02/06/27	02/06/32	--	25,000,000.00	25,000,000.00	08/06/26
13	308011013	MF	Astoria	NY	Actual/360	3.720%	64,066.67	0.00	0.00	N/A	05/05/27	--	20,000,000.00	20,000,000.00	08/05/26
14	307331021	IN	Alexandria	VA	Actual/360	5.900%	87,770.74	30,856.56	0.00	N/A	06/06/27	--	17,275,814.76	17,244,958.20	08/06/26
15	307331016	RT	Las Vegas	NV	Actual/360	5.100%	67,156.19	31,117.72	0.00	N/A	06/06/27	--	15,291,732.97	15,260,615.25	08/06/26
16	307331017	MF	Various	Various	Actual/360	5.010%	65,382.29	31,355.64	0.00	N/A	06/06/27	--	15,155,254.54	15,123,898.90	08/06/26
18	308011018	RT	Various	Various	Actual/360	4.900%	60,904.02	26,135.16	0.00	N/A	05/06/27	02/06/27	14,434,133.18	14,407,998.02	08/06/26
19	308011019	RT	Port Chester	NY	Actual/360	4.320%	58,590.00	0.00	0.00	N/A	06/05/27	--	15,750,000.00	15,750,000.00	08/05/26
20	308011020	RT	Livingston	NJ	Actual/360	4.343%	51,664.58	22,323.61	0.00	N/A	05/05/27	--	13,814,775.79	13,792,452.18	08/05/26
21	333100010	OF	Shelton	CT	Actual/360	4.780%	48,863.88	20,389.50	0.00	N/A	05/05/27	--	11,871,371.52	11,850,982.02	08/05/26
22	308011022	RT	Moultrie	GA	Actual/360	5.580%	53,185.90	21,280.52	0.00	N/A	03/06/27	--	11,068,866.31	11,047,585.79	07/06/26
23	308011023	IN	Las Vegas	NV	Actual/360	5.280%	47,268.45	21,296.88	0.00	N/A	01/06/27	--	10,396,287.75	10,374,990.87	08/06/26
24	307331003	MF	Chamblee	GA	Actual/360	4.830%	40,782.87	21,078.56	0.00	N/A	04/06/27	--	9,805,539.10	9,784,460.54	08/06/26
25	333100014	MF	Baltimore	MD	Actual/360	5.030%	41,997.21	19,948.30	0.00	N/A	06/05/27	--	9,696,013.59	9,676,065.29	08/05/26
26	308011026	MU	Salt Lake City	UT	Actual/360	5.010%	35,140.95	14,571.60	0.00	N/A	04/01/27	--	8,145,477.51	8,130,905.91	08/01/26
27	308011027	MF	Austin	TX	Actual/360	4.850%	25,465.82	10,285.30	0.00	N/A	03/01/27	--	6,097,570.02	6,087,284.72	08/01/26
28	308011028	OF	Sun City	AZ	Actual/360	5.900%	28,678.27	10,468.74	0.00	N/A	01/06/27	--	5,644,710.49	5,634,241.75	08/06/26
30	307331002	RT	Various	Various	Actual/360	5.050%	25,874.24	0.00	0.00	N/A	04/06/27	--	5,950,000.00	5,950,000.00	08/06/26
31	308011031	OF	Shreveport	LA	Actual/360	5.350%	19,623.59	8,576.30	0.00	N/A	02/06/27	--	4,259,567.27	4,250,990.97	08/06/26

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Mortgage Loan Detail (Part 1)

					Interest					Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date	Date	Date	Balance	Balance	Date
32	307331023	MF	Bridge City	LA	Actual/360	4.770%	17,183.28	8,959.40	0.00 N/A	06/06/27	--	4,183,390.59	4,174,431.19	08/06/26
Totals							2,209,380.50	519,203.52	0.00			580,944,644.61	580,425,441.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,678,916.35	6,657,343.59	01/01/26	06/30/26	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	05/11/26	0.00	0.00	0.00	0.00	0.00	0.00
2	76,992,877.41	20,127,459.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	1,977,206.00	01/01/26	03/31/26	07/11/25	6,712,480.38	76,180.87	219,075.17	630,892.01	0.00	0.00
7	4,440,255.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,020,763.88	2,353,218.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,259,169.84	1,656,411.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	953,384.10	749,728.65	01/01/25	06/30/25	04/13/26	7,937,500.00	118,587.34	90,830.15	951,639.04	72,289.98	0.00
11	4,798,697.39	1,180,558.09	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,948,996.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	4,342,188.68	675,887.85	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	8,414,454.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	1,697,402.55	749,521.91	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,786,214.22	0.00	--	--	--	0.00	121,885.76	0.00	0.00	0.00	0.00
21	1,368,592.74	696,865.80	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,239,462.81	656,541.91	01/01/26	06/30/26	--	0.00	0.00	74,418.76	74,418.76	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,239,612.79	1,062,790.39	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	585,940.00	440,175.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	517,353.50	292,050.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	544,614.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	136,828,896.00	39,275,759.05				14,649,980.38	316,653.97	384,324.08	1,656,949.81	72,289.98	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	36,505,149.09	1	31,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415943%	4.330997%	9
07/17/26	1	36,567,929.62	0	0.00	1	31,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.416483%	4.331570%	10
06/17/26	0	0.00	0	0.00	1	31,750,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417062%	4.332184%	11
05/15/26	0	0.00	0	0.00	2	68,447,712.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417595%	4.332749%	12
04/17/26	0	0.00	0	0.00	2	68,514,734.67	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418167%	4.333356%	13
03/17/26	0	0.00	0	0.00	2	68,576,406.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418694%	4.333914%	14
02/18/26	0	0.00	2	68,653,064.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419342%	4.348200%	15
01/16/26	2	68,714,146.31	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.419861%	4.348739%	16
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,905.98	0	0.00	4.420377%	4.349275%	17
11/18/25	0	0.00	0	0.00	1	37,090,636.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.420944%	4.349863%	18
10/20/25	0	0.00	1	37,150,917.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.421453%	4.350392%	19
09/17/25	1	37,216,066.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422001%	4.350961%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	308011005	05/06/26	2	2	219,075.17	630,892.01	0.00	36,697,712.32	03/24/25	13
10	333100013	11/05/25	8	6	90,830.15	951,639.04	95,970.06	31,750,000.00	02/24/26	13
22	308011022	07/06/26	0	B	74,418.76	74,418.76	0.00	11,068,866.31
Totals					384,324.08	1,656,949.81	95,970.06	79,516,578.63
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		69,392,222	69,392,222	0		0
7 - 12 Months		486,033,219	417,778,070	68,255,149		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,000,000	25,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	580,425,441	512,170,292	0	36,505,149	31,750,000	0
Jul-26	580,944,645	512,626,715	36,567,930	0	31,750,000	0
Jun-26	581,500,251	549,750,251	0	0	31,750,000	0
May-26	582,014,827	513,567,114	0	0	68,447,712	0
Apr-26	582,565,973	514,051,239	0	0	68,514,735	0
Mar-26	583,075,961	514,499,555	0	0	68,576,407	0
Feb-26	583,700,583	515,047,519	0	68,653,065	0	0
Jan-26	584,205,686	515,491,539	68,714,146	0	0	0
Dec-25	584,708,614	584,708,614	0	0	0	0
Nov-25	585,260,392	548,169,755	0	0	37,090,637	0
Oct-25	585,758,780	548,607,862	0	37,150,917	0	0
Sep-25	586,294,326	549,078,259	37,216,067	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	308011001	70,000,000.00	70,000,000.00	335,000,000.00	04/01/26	5,706,608.59	1.95720	06/30/26	06/05/27	I/O
1A	308011101	20,000,000.00	20,000,000.00	335,000,000.00	04/01/26			--	06/05/27	I/O
5	308011005	36,505,149.09	36,697,712.32	33,600,000.00	04/23/25	1,977,206.00	0.75030	03/31/26	03/06/27	249
10	333100013	31,750,000.00	31,750,000.00	49,500,000.00	04/18/17	712,785.15	0.99780	06/30/25	06/05/27	I/O
Totals		158,255,149.09	158,447,712.32	753,100,000.00		8,396,599.74

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	308011001	OF	NY	06/06/25	2

The subject loan transferred to Special Servicing effective 6/5/2025. The subject is a 30-story, Class A office building consisting of 1,119,021 SF, located at 85 Broad Street, in the Financial District of Manhattan, NY. The property was built in

1983 and renovated in 2015. The property is 61% leased as of July 2026, which is unchanged from YE-2025, and down from YE 2024 and YE 2023 rent rolls with leased occupancies of 71.5% and 78.7%, respectively. The Q1-2026 NOI DSCR was 0.87x based on borrower financ ials, compared to YE 2025 & YE 2024 of 0.87x and 1.33x respectively. A site inspection was completed in June 2026 and noted the property to be in good overall condition with deferred maintenance related to required facade work. The loan consists of 4 paripassu loans together with 3 subordinate loans. The loans are cash managed. The loan is current on interest payments, but an uncured monetary default occurred in January 2026 for other amounts due under the loan. The property continues to experience short falls to the funding of operating expenses. The SS is seeking to reach an agreement with the Borrower on a consensual path toward the exercise of remedies.

1A	308011101	Various	Various	06/06/25	2

The subject loan transferred to Special Servicing effective 6/5/2025. The subject is a 30-story, Class A office building consisting of 1,119,021 SF, located at 85 Broad Street, in the Financial District of Manhattan, NY. The property was built in

1983 and renovated in 2015. The property is 61% leased as of July 2026, which is unchanged from YE-2025, and down from YE 2024 and YE 2023 rent rolls with leased occupancies of 71.5% and 78.7%, respectively. The Q1-2026 NOI DSCR was 0.87x based on borrower financ ials, compared to YE 2025 & YE 2024 of 0.87x and 1.33x respectively. A site inspection was completed in June 2026 and noted the property to be in good overall condition with deferred maintenance related to required facade work. The loan consists of 4 paripassu loans together with 3 subordinate loans. The loans are cash managed. The loan is current on interest payments, but an uncured monetary default occurred in January 2026 for other amounts due under the loan. The property continues to experience short falls to the funding of operating expenses. The SS is seeking to reach an agreement with the Borrower on a consensual path toward the exercise of remedies.

5	308011005	LO	OR	03/24/25	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

10	333100013	MF	CA	02/24/26	13

The Loan transferred SS on 2/24/2026 due to delinquent payments. The Borrower is due for the 12/5/2025 payment. A Notice of Default Letter was sent to the Borrower. Lender has retained counsel and will proceed with enforcement actions while having discuss ions with the Borrower. The hearing for application for entry of stipulated receivership ordered occurred 6/29/2026. The court entered the order appointing the Receiver on 7/14/2026 and the Receiver has taken over Property operations. The Borrower submitt ed a proposal which was not viable and which Lender subsequently rejected. The Subject property '449 S. Broadway' consisting of 88 units, (92,135 (residential), 45,119 (retail)), is a Multifamily / Mixed-Use property located in Los Angeles, Californi a. It was built in 1913 and renovated in 2012.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	308011004	54,000,000.00	5.66000%	54,000,000.00	5.66000%	10	11/12/20	09/04/20	12/11/20
4	308011004	0.00	5.66000%	0.00	5.66000%	10	12/11/20	09/04/20	11/12/20
5	308011005	0.00	4.98000%	0.00	4.98000%	9	12/29/21	12/29/21	--
5	308011005	0.00	4.98000%	0.00	4.98000%	9	04/06/20	12/29/21	03/11/22
19	308011019	0.00	4.32000%	0.00	4.32000%	8	09/29/22	09/29/22	--
20	308011020	0.00	4.34300%	0.00	4.34300%	8	02/28/22	02/28/22	--
Totals		54,000,000.00		54,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	308011017 12/15/23	15,081,938.12	10,200,000.00	11,321,473.37	3,987,238.48	11,321,473.37	7,334,234.89	7,747,703.23	0.00	118,824.62	7,628,878.61	45.79%
29	307331022 11/18/21	5,475,425.78	6,900,000.00	6,367,521.77	892,095.99	6,367,521.77	5,475,425.78	0.00	0.00	(431.56)	431.56	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		20,557,363.90	17,100,000.00	17,688,995.14	4,879,334.47	17,688,995.14	12,809,660.67	7,747,703.23	0.00	118,393.06	7,629,310.17

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/15/26	0.00	0.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	308011017	05/15/26	0.00	0.00	7,628,878.61	0.00	0.00	(144,384.58)	0.00	0.00	7,628,494.61
		07/17/24	0.00	0.00	7,772,879.19	0.00	0.00	5,019.00	0.00	0.00
		06/17/24	0.00	0.00	7,767,860.19	0.00	0.00	847.50	0.00	0.00
		05/17/24	0.00	0.00	7,767,012.69	0.00	0.00	2,281.00	0.00	0.00
		02/16/24	0.00	0.00	7,764,731.69	0.00	0.00	17,028.46	0.00	0.00
		12/15/23	0.00	0.00	7,747,703.23	0.00	0.00	7,747,703.23	0.00	0.00
29	307331022	03/17/23	0.00	0.00	431.56	0.00	0.00	3,636.20	0.00	0.00	4,067.76
		11/26/21	0.00	0.00	0.00	0.00	0.00	431.56	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.03	7,629,310.17	0.00	0.00	7,632,562.37	0.00	0.00	7,632,562.37

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1B	0.00	0.00	19,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	7,872.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	195.00	0.00
10	0.00	0.00	6,835.07	0.00	0.00	30,381.88	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	640.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	278.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	34,082.33	0.00	919.26	30,381.88	0.00	0.00	0.00	0.00	195.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		65,578.47

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Supplemental Notes
None

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